Segmental analyses (revised) (Tables)	12 Months Ended
Dec. 31, 2023
Reportable Segments [Abstract]
Disclosure of Operating Segment Information	The following table shows 2023 revenue at 2023 rates of exchange, and 2023 revenue translated using 2022 rates of exchange. The 2022 figures are stated at the 2022 rates of exchange.

			2023	2022
	Revenue constant rates £m	Translation exchange £m	Revenue current rates £m	Revenue current rates £m
U.S.	12,065	(71)	11,994	12,639
AME	9,989	(198)	9,791	9,287
APMEA	6,042	(544)	5,498	5,729
Revenue	28,096	(813)	27,283	27,655
Note:
1.Effective from 2023, the Group revised its regional structure from four regions to three, with the comparator data provided on this revised basis.
The following table shows 2022 revenue at 2022 rates of exchange, and 2022 revenue translated using 2021 rates of exchange. The 2021 figures are stated at the 2021 rates of exchange.

			2022	2021
	Revenue constant rates £m	Translation exchange £m	Revenue current rates £m	Revenue current rates £m
U.S.	11,358	1,281	12,639	11,691
AME	9,119	168	9,287	8,444
APMEA	5,796	(67)	5,729	5,549
Revenue	26,273	1,382	27,655	25,684
The following table shows 2023 loss from operations and adjusted profit from operations at 2023 rates of exchange, and 2023 adjusted profit from operations using 2022 rates of exchange.

					2023
	Adjusted* segment result constant rates £m	Translation exchange £m	Adjusted* segment result current rates £m	Adjusting* items £m	Segment result current rates £m
U.S.	6,863	(42)	6,821	(27,602)	(20,781)
AME	3,547	(87)	3,460	(266)	3,194
APMEA	2,379	(195)	2,184	(348)	1,836
Profit/(loss) from operations	12,789	(324)	12,465	(28,216)	(15,751)
Net finance costs					(1,895)
Share of post-tax results of associates and joint ventures					585
Loss before taxation					(17,061)
Taxation on ordinary activities					2,872
Loss for the year					(14,189)
Note:
*The adjustments to profit from operations are explained in notes 3, 4, 5(a), 6(d), 6(f), 6(h), 6(j) and 7.
The following table shows 2022 profit from operations and adjusted profit from operations at 2022 rates of exchange, and 2022 adjusted profit from operations using 2021 rates of exchange.

					2022
	Adjusted* segment result constant rates £m	Translation exchange £m	Adjusted* segment result current rates £m	Adjusting* items £m	Segment result current rates £m
U.S.	6,095	740	6,835	(630)	6,205
AME	3,268	80	3,348	(422)	2,926
APMEA	2,263	(38)	2,225	(833)	1,392
Profit from operations	11,626	782	12,408	(1,885)	10,523
Net finance costs					(1,641)
Share of post-tax results of associates and joint ventures					442
Profit before taxation					9,324
Taxation on ordinary activities					(2,478)
Profit for the year					6,846
Note:
*The adjustments to profit from operations are explained in notes 3, 4, 5(a), 6(d), 6(f), 6(h), 6(i), 6(j), and 7.
The following table shows 2021 profit from operations and adjusted profit from operations at the 2021 rates of exchange.

			2021
	Adjusted* segment result £m	Adjusting* items £m	Segment result £m
U.S.	5,887	(321)	5,566
AME	3,059	(157)	2,902
APMEA	2,204	(438)	1,766
Profit from operations	11,150	(916)	10,234
Net finance costs			(1,486)
Share of post-tax results of associates and joint ventures			415
Profit before taxation			9,163
Taxation on ordinary activities			(2,189)
Profit for the year			6,974
Note:
*The adjustments to profit from operations are explained in notes 3, 4, 6(d), 6(f), 6(g) and 7.

Summary of Depreciation Amortisation and Impairment Charges	Adjusted profit from operations at constant rates of exchange of £12,789 million (2022 at constant rates: £11,626 million; 2021 at current rates: £11,150 million) excludes adjusting depreciation, amortisation and impairment charges as explained in notes 4 and 7. These are excluded from segmental adjusted profit from operations as per table below. 2023 and 2022 are disclosed at constant rates of exchange and 2021 is disclosed at current rate of exchange.

					2023
	Adjusted depreciation, amortisation and impairment constant rates £m	Translation exchange £m	Adjusted depreciation, amortisation and impairment current rates £m	Adjusting items £m	Depreciation, amortisation and impairment current rates £m
U.S.	218	—	218	27,518	27,736
AME	333	3	336	44	380
APMEA	218	(13)	205	293	498
	769	(10)	759	27,855	28,614

					2022
	Adjusted depreciation, amortisation and impairment constant rates £m	Translation exchange £m	Adjusted depreciation, amortisation and impairment current rates £m	Adjusting items £m	Depreciation, amortisation and impairment current rates £m
U.S.	221	16	237	322	559
AME	363	10	373	116	489
APMEA	186	4	190	67	257
	770	30	800	505	1,305

			2021
	Adjusted depreciation, amortisation and impairment £m	Adjusting items £m	Depreciation, amortisation and impairment £m
U.S.	203	276	479
AME	333	56	389
APMEA	188	20	208
	724	352	1,076

Disclosure of Additional Information by Product Category	Additional information by product category
Although the Group’s operations are managed on a Regional basis, additional information for revenue is provided based on product category as follows:

Revenue	2023 £m	2022 £m	2021 £m
New Categories	3,347	2,894	2,054
Vapour	1,812	1,436	927
HP	996	1,060	853
Modern Oral	539	398	274
Traditional Oral	1,163	1,209	1,118
Combustibles	22,108	23,030	22,029
Other	665	522	483
Revenue	27,283	27,655	25,684

Disclosure of Geographical Information of External Revenue	External revenue and non-current assets other than financial instruments, deferred tax assets and retirement benefit assets are analysed between the UK and all foreign countries at current rates of exchange as follows:

	United Kingdom			All foreign countries			Group
Revenue is based on location of sale	2023 £m	2022 £m	2021 £m	2023 £m	2022 £m	2021 £m	2023 £m	2022 £m	2021 £m
External revenue	255	228	209	27,028	27,427	25,475	27,283	27,655	25,684

Disclosure of Geographical Information of Non-Current Assets

	United Kingdom		All foreign countries		Group
	2023 £m	2022 £m	2023 £m	2022 £m	2023 £m	2022 £m
Intangible assets	447	529	95,115	128,546	95,562	129,075
Property, plant and equipment	362	215	4,221	4,652	4,583	4,867
Investments in associates and joint ventures	—	—	1,970	2,020	1,970	2,020